STOCKHOLDERS' (DEFICIT) EQUITY (Details) - CIK 0001822935 Healthcare Capital Corp - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' (Deficit) Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Preferred stock issued or outstanding, description	At December 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding
Shareholder's voting rights, description	Holders of the Company’s common stock are entitled to one vote for each share
Warrants for redemption, description	In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company)
Percentage of shares on conversion basis	20.00%
Common Class A [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares issued	27,500,000	0
Common stock, shares outstanding	27,500,000	0
Common Class B [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Common stock, shares authorized		10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares issued	6,875,000	6,900,000
Common stock, shares outstanding	6,875,000	6,900,000